World Omni Auto Receivables Trust 2021-B

Asset-Backed Notes, Series 2021-B

Sample Receivable Agreed-Upon Procedures

Report To:

World Omni Auto Receivables LLC

World Omni Financial Corp.

30 April 2021

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Receivables LLC

World Omni Financial Corp.

250 Jim Moran Boulevard

Deerfield Beach, Florida 33442

Re:	World Omni Auto Receivables Trust 2021-B (the “Issuing Entity”)

Asset-Backed Notes, Series 2021-B (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by World Omni Auto Receivables LLC (the “Depositor”), World Omni Financial Corp. (the “Sponsor”), BofA Securities, Inc. (“BofA Securities”), MUFG Securities Americas Inc. (“MUFG”), TD Securities (USA) LLC (“TD Securities”) and Truist Securities, Inc. (“Truist Securities,” together with the Depositor, Sponsor, BofA Securities, MUFG and TD Securities, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to a pool of fixed rate retail installment sale contracts (the “Receivables”) used to finance new and used automobiles and light-duty trucks relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “WOR2021-B.txt” and the corresponding record layout and decode information, as applicable (the “Preliminary Cutoff Date Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain fixed rate retail installment sale contracts (the “Preliminary Cutoff Date Receivables”) as of 5 April 2021 (the “Preliminary Cutoff Date”),
ii.	Labeled “Make and Model Mapping Toyota.xlsx” and the corresponding record layout and decode information, as applicable (the “Vehicle Make and Vehicle Model Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the vehicle make and vehicle model corresponding to each Preliminary Receivable (as defined in Attachment A) and
iii.	Labeled “2021-B.Vehicle_Make_and_Type_Mapping.xls” and the corresponding record layout and decode information, as applicable (the ”Manufacturer and Product Segment Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the vehicle manufacturer and product segment corresponding to each Preliminary Receivable,
b.	Imaged copies of:
i.	The retail installment sale contract, retail installment sale contract correction notice, address change correction form or other related documents (collectively and as applicable, the “Contract”),
ii.	Certain printed screen shots and account summary information from the Sponsor’s loan servicing system (the “System Screen Shots”),
iii.	The certificate of title, electronic title, application for title or other related documents (collectively and as applicable, the “Title”) and
iv.	The borrower credit application (the “Credit Application,” together with the Contract, System Screen Shots and Title, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A),

c.	Information, assumptions and methodologies (collectively, the “Provided Sample Characteristic Calculation Methodology”), which are shown on Exhibit 1 to Attachment A, that the Sponsor, on behalf of the Depositor, indicated relate to the calculation of the characteristic(s) listed on Exhibit 1 to Attachment A (the “Provided Calculation Sample Characteristic”) for each Preliminary Receivable,
d.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 2 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Cutoff Date Data File, Vehicle Make and Vehicle Model Mapping File, Manufacturer and Product Segment Mapping File, Source Documents, Provided Sample Characteristic Calculation Methodology, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Cutoff Date Data File, Vehicle Make and Vehicle Model Mapping File, Manufacturer and Product Segment Mapping File, Source Documents, Provided Sample Characteristic Calculation Methodology, Adjusted Preliminary Data File (as defined in Attachment A) or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Cutoff Date Receivables, Preliminary Receivables or Receivables (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 April 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we removed the Preliminary Cutoff Date Receivables from the Preliminary Cutoff Date Data File that did not have an ABS ID value of “321,” as shown on the Preliminary Cutoff Date Data File.

The Preliminary Cutoff Date Data File, as adjusted, is hereinafter referred to as the “Adjusted Preliminary Data File” and the Preliminary Cutoff Date Receivables on the Adjusted Preliminary Data File are hereinafter referred to as the “Preliminary Receivables,” which the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Receivables.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Receivable on the Adjusted Preliminary Data File with the corresponding:
a.	Vehicle make and vehicle model information, which we determined using the information on the Vehicle Make and Vehicle Model Mapping File,
b.	Vehicle manufacturer and product segment information, which we determined using the information on the Manufacturer and Product Segment Mapping File, and
c.	Provided Calculation Sample Characteristic, which we calculated using the Provided Sample Characteristic Calculation Methodology.

The Adjusted Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 135 Preliminary Receivables from the Preliminary Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Data File.

For the purpose of the procedures described in this report, the 135 Sample Receivables are referred to as Sample Receivable Numbers 1 through 135.

4.	For each Sample Receivable, we:

a.	Compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Attachment A Page 2 of 2

4. (continued)

b.	Observed that the Contract contained truth-in-lending disclosure information.

c.	Observed that “World Omni Financial Corp.,” “World Omni Finance Corp.” or “World Omni Financial Group” was the named lien holder or owner, as shown in the Title, or that the lien holder has assigned the vehicle securing the Sample Receivable to “World Omni Financial Corp.,” “World Omni Finance Corp.” or “World Omni Financial Group,” as shown in the Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

d.	Observed the existence of a Credit Application.

Exhibit 1 to Attachment A

Provided Sample Characteristic Calculation Methodology

For the purpose of calculating the Provided Calculation Sample Characteristic for each Preliminary Receivable on the Adjusted Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to perform the following calculation(s):

Provided Calculation Sample Characteristic	Calculation Methodology

Adjusted FICO score

For each Preliminary Receivable with an App Fico Score value greater than “0,” as shown on the Adjusted Preliminary Data File, use the App Fico Score, as shown on the Adjusted Preliminary Data File

For each remaining Preliminary Receivable, use the Coapp Fico Score, as shown on the Adjusted Preliminary Data File

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan number	Account Number	Contract	i.

Customer name	Customer Name	Contract	ii.

State	State	Contract

New/used	New/Used Indicator	Contract	iii.

Make	Make	Contract	ii.

Model	Model	Contract	ii., iv.

Model year	Year	Contract

Contract interest rate	Contract Interest Rate	Contract	v.

Original contract amount	Original Contract Amount	(a) Contract or (b) Contract and recalculation	vi., vii.
Monthly payment amount	Principal and Interest Payment	Contract	vii.

Original term	Original Term of Contract	Contract

First payment date	First Payment Due Date	Contract	viii.

Contract date	Contract Date	Contract

Adjusted FICO score	Adjusted FICO score	System Screen Shots	ix.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors (and in accordance with any other applicable note(s)).

Exhibit 2 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the new/used Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a new/used value of “N,” as shown on the Preliminary Data File, if the corresponding new/used value, as shown in the Contract, was “DEMO.”

iv.	For the purpose of comparing the model Sample Characteristic for each Sample Receivable with a model year value of “2017” or “2019,” as shown on the Preliminary Data File, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the model value, as shown on the Preliminary Data File, agreed with the corresponding model value, as shown in the Contract, in accordance with the decode table shown below (and in accordance with any other applicable note(s)):

Preliminary Data File Value	Source Document Value
Yaris iA	Scion iA
Corolla iM	Scion iM
86	Scion FR-S

v.	For the purpose of comparing the contract interest rate Sample Characteristic for each Sample Receivable (except for the Florida/Georgia Dealer Sample Receivables (as defined in the succeeding paragraph(s) of this note)), the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown in the Contract.

For the purpose of comparing the contract interest rate Sample Characteristic for each Sample Receivable with a:

a.	Dealership state value of “FL” or “GA” and
b.	Loan processing fee (prepaid finance charge) value other than “N/A” or “0.00,”

both as shown in the Contract (each, a “Florida/Georgia Dealer Sample Receivable”), the Sponsor, on behalf of the Depositor, instructed us to use the base rate value, as shown in the Contract.

vi.	For the purpose of comparing the original contract amount Sample Characteristic for each Sample Receivable (except for the Florida/Georgia Dealer Sample Receivables), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 2 to Attachment A

Notes: (continued)

vi. (continued)

For the purpose of comparing the original contract amount Sample Characteristic for each Florida/Georgia Dealer Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original contract amount by adding the:

a.	Loan processing fee (prepaid finance charge) to
b.	Amount financed,

both as shown in the Contract (and in accordance with any other applicable note(s)).

vii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less (and in accordance with any other applicable note(s)).

viii.	For the purpose of comparing the first payment date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the first payment date value, as shown on the Preliminary Data File, is the 1st or 2nd of the month following a first payment date that falls on the 29th, 30th or 31st day of the month, or on the 28th day of February, as shown in the Contract.

ix.	For the purpose of comparing the adjusted FICO score Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to note agreement if the adjusted FICO score value, as shown on the Preliminary Data File, agreed to at least one FICO score, as shown in the System Screen Shots. We performed no procedures to reconcile any differences that may exist relating to the information shown in the System Screen Shots.

The Sponsor, on behalf of the Depositor, instructed us not to compare the adjusted FICO score Sample Characteristic for any Sample Receivable with an adjusted FICO score value of “0,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Difference

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

13	Original contract amount	$38,106.73	$38,131.73